FAIR VALUE MEASUREMENTS - Changes in Level 3 fair value of available-for-sale securities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
FAIR VALUE MEASUREMENTS
Balance at January 1,	¥ 150,922	¥ 104,134
Addition	48,659	57,000	¥ 85,000
Change in fair value	38,883	(10,212)	19,134
Balance at December 31,	¥ 238,464	¥ 150,922	¥ 104,134